Statements of Operations (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Statements Of Operations
Net revenues	$ 0	$ 1,620,000
Cost of sales	0	1,093,748
Gross profit	0	526,252
Operating expenses
General and administrative	3,177,296	1,680,436
Sales and marketing	449,588	247,042
Research and development	562,179	360,982
Depreciation	12,207	18,285
Total operating expenses	4,201,270	2,306,745
Loss from operations	(4,201,270)	(1,780,493)
Other income (expense)
Interest expense and financing costs	(499,398)	(902,209)
Gain (loss) on change in fair value of:
Derivative liability	(120,849)	(5,188)
Warrant and option liability	0	4,359,957
Beneficial conversion liability	0	959,985
Other income	470,128	0
Legal settlements	(236,821)	(25,000)
Gain (loss) on settlement of debt	(1,711,416)	731,137
Loss on asset disposition	0	(45,919)
Total other income (expense)	(2,098,356)	5,072,763
(Loss) income before income taxes	(6,299,626)	3,292,270
Income taxes	(800)	(800)
Net (loss) income attributable to common shareholders	$ (6,300,426)	$ 3,291,470
Basic (loss) income per share	$ (0.02)	$ 0.02
Diluted (loss) income per share	$ (0.02)	$ 0.02
Basic weighted average number of shares of common stock outstanding	256,816,636	156,785,125
Diluted weighted average number of shares of common stock outstanding	256,816,636	187,290,446